Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 47,466	$ 38,540
Money market and interest-bearing deposits	298,395	318,006
Cash and cash equivalents	345,861	356,546
Loans held for sale	1,099	2,129
Investment securities -- Note C:
Available for sale, carried at fair value	17,099	14,883
Held for long-term investment, carried at amortized cost which approximates fair value	2,769	2,737
Total investment securities	19,868	17,620
Federal Home Loan Bank and Federal Reserve Bank stock (carried on the basis of cost) -- Note C	12,105	12,851
Portfolio loans, less allowance for loan losses of $73,438 in 2012 and $86,745 in 2011 -- Note D	1,305,829	1,454,368
Premises and equipment	22,769	24,348
Accrued interest income	4,438	5,037
Other real estate owned	94,834	95,523
Other assets	12,947	14,345
Assets of discontinued operations -- Note E	166,157	222,498
TOTAL ASSETS	1,985,907	2,205,265
Deposits:
Noninterest-bearing	361,003	328,896
Interest-bearing	1,368,029	1,529,502
Total deposits	1,729,032	1,858,398
Debt obligations:
Notes Payable With Other Borrowings	30,694	50,445
Subordinated debentures -- Note H	149,207	149,156
Total debt obligations	179,901	199,601
Accrued interest on deposits and other liabilities	51,242	50,157
Liabilities of discontinued operations -- Note E	157,645	205,756
Total liabilities	2,117,820	2,313,912
Capitol Bancorp Limited stockholders' equity -- Notes G and L:
Preferred stock (Series A), 700,000 shares authorized ($100 per-share liquidation preference); 50,980 shares issued and outstanding	5,098	5,098
Preferred stock (for potential future issuance), 19,300,000 shares authorized (none issued and outstanding)	0	0
Common stock, no par value, 1,500,000,000 shares authorized; issued and outstanding: 2012 - 41,038,408 shares; 2011 - 41,039,767 shares	292,179	292,135
Retained-earnings deficit	(423,175)	(404,846)
Undistributed common stock held by employee-benefit trust	(541)	(541)
Accumulated other comprehensive income	61	70
Total Capitol Bancorp Limited stockholders' equity deficit	(126,378)	(108,084)
Noncontrolling interests in consolidated subsidiaries	(5,535)	(563)
Total equity deficit	(131,913)	(108,647)
TOTAL LIABILITIES AND EQUITY	$ 1,985,907	$ 2,205,265